Taxation - Schedule of Income Tax Expense Reconciliation (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Income Tax Expense Reconciliation [Abstract]
Income before income tax		¥ 20,648	$ 2,829	¥ (94,993)	¥ (232,101)
Income tax expense/(benefit) computed at PRC statutory tax rate		5,162		(23,748)	(58,025)
Tax effects of:
-Effect of preferential tax rate	[1]				(6,364)
-Tax rate differential not subject to PRC income tax		2,145		3,172	39,482
-Non-deductible expense		205		14,424	44,424
-Change in valuation allowance		(7,568)		6,339	59,700
-Additional deduction for research and development expenses					(981)
-Tax-exempted income					(92)
-Late payment surcharge on uncertain tax position		(7,937)		(2,118)	2,197
-Others	[2]	338		42	(72,854)
Total income tax expense/(benefit)		¥ (7,655)	$ (1,049)	¥ (1,889)	¥ 7,487

[1]	Shenzhen Fangdd was qualified as a HNTE and enjoyed a preferential income tax rate of 15% from 2014 to 2022.
[2]	For the year ended December 31, 2022, it was expected that Shenzhen Fangdd would not satisfy all the criteria for HNTE status in the foreseeable future years since 2023, so its enacted future income tax rate was changed from 15% to 25% when considering the deferred income tax assets.